Long-term debt	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Long-term debt
18. Long-term debt
Long-term debt as of March 31, 2025 and March 31, 2026 are comprised of the following:

	As of March 31,
	2025		2026	2026
	(In millions)
Subordinated debt	Rs.	431,896.9	Rs. 434,254.3	US$	4,628.0
Others		5,436,429.4	4,686,148.0		49,943.0
Debt issuance cost		(2,163.1)	(968.3)		(10.3)

Total	Rs.	5,866,163.2	Rs. 5,119,434.0	US$	54,560.7

The below table presents the balance of long-term debt as of March 31, 2025 and March 31, 2026 and the related contractual rates and maturity dates:

	As of
	March 31, 2025				March 31, 2026
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total	Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2026-2035	6.67% to 9.70%	Rs.	293,902.2	2027-2036	6.67% to 9.70%	Rs. 301,895.6	US$	3,217.5
Perpetual debt — (1)	2026-2034	7.55% to 9.40%		52,272.7	2027-2035	7.55% to 9.40%	52,289.7		557.3
Perpetual debt — (2)	2027	3.70%		85,291.5	2027	3.70%	94,782.3		1,010.1
Others (*)
Variable rate — (1)	2026-2030	4.92% to 6.22%		581,229.3	2027-2030	3.94% to 4.79%	502,625.5		5,356.8
Variable rate — (2)	2026-2032	6.47% to 8.60%		623,118.6	2027-2033	4.56% to 8.30%	458,419.1		4,885.6
Fixed rate — (1)	2026-2034	2.80% to 9.05%		3,955,489.6	2027-2034	2.80% to 9.05%	3,497,412.7		37,273.9
Fixed rate — (2)	2026-2029	4.30% to 8.19%		274,859.3	2027-2029	3.55% to 8.19%	212,009.1		2,259.5

Total			Rs.	5,866,163.2			Rs. 5,119,434.0	US$	54,560.7

(*)
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to the secured overnight financing rate,
T-bill
rates, and Marginal cost of funds based lending rates (“MCLR”), among others.

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2026
	(In millions)
Due in the fiscal year ending March 31:
2027	Rs.	1,215,990.8	US$	12,959.5
2028		394,344.9		4,202.8
2029		732,029.5		7,801.7
2030		400,954.5		4,273.2
2031		579,756.5		6,178.8
Thereafter		1,649,285.8		17,577.4

Total (1)	Rs.	4,972,362.0	US$	52,993.4

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 147,072.0 million (net of debt issuance cost).
During the fiscal year ended March 31, 2026 the Bank issued subordinated debt amounting to Rs. 7,000.0 million (previous period Rs. 8,570.0 million) and perpetual debt amounting to nil

(previous period nil). During the fiscal year ended March 31, 2026, the Bank also raised other long-term debt amounting to Rs. 853,672.1 million (previous period Rs. 652,656.3 million).
As of March 31, 2025 and March
 31, 2026, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 856,647.3 million and Rs. 714,741.6 million, respectively, and functional currency borrowings aggregating to Rs. 4,579,782.1 million and Rs. 3,971,406.3

million, respectively.